General information	12 Months Ended
Dec. 31, 2022
General information
General information

1General information

Vertical Aerospace Ltd (the “Company”, or the “Group” if together with its subsidiaries) is incorporated under the Companies Law (as amended) of the Cayman Islands. The address of its principal executive office is: Unit 1 Camwal Court, Bristol, United Kingdom. The Group’s main operations are in the United Kingdom and these financial statements are presented in Pounds Sterling and all values are rounded to the nearest thousand (£’000) except where otherwise indicated.

These financial statements were authorised for issue by the Board of Directors on March 20, 2023.

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Aerospace Group Ltd (“VAGL”), is the development and commercialization of vertical take-off and landing electrically powered aircraft (“eVTOL”). VAGL became a subsidiary of the Company on December 15, 2021 as part of the capital reorganization. Prior to December 15, 2021, the Company was a shell company with no active trade or business, and all relevant assets and liabilities, as well as income and expenses, were borne by VAGL. Therefore the comparatives of 2020 in these consolidated financial statements reflects the financial position and results of operations of VAGL.